Supplement to the
Strategic Advisers® Value Fund
July 30, 2011
As Revised November 23, 2011
Prospectus

The following information replaces the disclosure found under the "Investment Advisers" heading in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management (Eaton Vance), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

At a meeting held on December 1, 2011, the Board of Trustees of Fidelity Rutland Square Trust II (the Trust) voted to terminate the sub-advisory agreement among Strategic Advisers, Inc. (Strategic Advisers), Eaton Vance Management (Eaton Vance), and the Trust on behalf of the Strategic Advisers® Value Fund (the Fund). The termination will take effect on February 19, 2012. In anticipation thereof, Strategic Advisers has distributed the portion of the fund's assets previously managed by Eaton Vance among the Fund's remaining sub-advisers. As a result, Eaton Vance no longer manages a portion of the Fund's assets. Additional information about the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

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Supplement to the

Strategic Advisers® Value Fund (FVSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2011

As Revised November 23, 2011

At a meeting held on December 1, 2011, the Board of Trustees of Fidelity Rutland Square Trust II (the Trust) voted to terminate the sub-advisory agreement among Strategic Advisers, Inc. (Strategic Advisers), Eaton Vance Management (Eaton Vance), and the Trust on behalf of the Strategic Advisers® Value Fund (the Fund). The termination will take effect on February 19, 2012. In anticipation thereof, Strategic Advisers has distributed the portion of the fund's assets previously managed by Eaton Vance among the Fund's remaining sub-advisers. As a result, Eaton Vance no longer manages a portion of the Fund's assets. Additional information about the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

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Supplement to the
Strategic Advisers® Value Multi-Manager Fund
October 26, 2011
Prospectus

The following information replaces the disclosure found under the "Investment Advisers" heading in the "Fund Summary" section on page 6.

Strategic Advisers is the fund's manager. Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management (Eaton Vance), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

At a meeting held on December 1, 2011, the Board of Trustees of Fidelity Rutland Square Trust II (the Trust) voted to terminate the sub-advisory agreement among Strategic Advisers, Inc. (Strategic Advisers), Eaton Vance Management (Eaton Vance), and the Trust on behalf of the Strategic Advisers® Value Multi-Manager Fund (the Fund). The termination will take effect on February 19, 2012. Additional information about the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

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Supplement to the

Strategic Advisers® Value Multi-Manager Fund (FKMOX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 26, 2011

At a meeting held on December 1, 2011, the Board of Trustees of Fidelity Rutland Square Trust II (the Trust) voted to terminate the sub-advisory agreement among Strategic Advisers, Inc. (Strategic Advisers), Eaton Vance Management (Eaton Vance), and the Trust on behalf of the Strategic Advisers® Value Multi-Manager Fund (the Fund). The termination will take effect on February 19, 2012. Additional information about the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

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Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2011
As Revised June 14, 2011
Prospectus

The following information replaces the disclosure found under the "Investment Advisers" heading in the "Fund Summary" section beginning on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Evercore Asset Management LLC (Evercore), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

In a letter dated October 27, 2011, Evercore Asset Management, LLC (Evercore), an unaffiliated sub-adviser for the Strategic Advisers® Small-Mid Cap Fund (the Fund), notified Strategic Advisers, Inc. (Strategic Advisers), the Fund's investment adviser, of its intention to terminate Evercore's sub-advisory agreement with the Fund as a result of its decision to exit the investment management business. The termination will take effect on January 25, 2012. In anticipation thereof, Strategic Advisers has distributed the portion of the fund's assets previously managed by Evercore among the Fund's remaining sub-advisers. As a result, Evercore no longer manages a portion of the Fund's assets. All information relating to Evercore contained in this prospectus is hereby deleted in its entirety. Additional information about the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

The following information supplements information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Benjamin H. Nahum (portfolio manager) has managed Neuberger Berman's portion of the fund's assets since October 2011.

The following information replaces the information for Pyramis found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John Power (lead portfolio manager), Thorsten Becker (co-manager), Andrew Burzumato (co-manager), Arun Daniel (co-manager), Chandler Willett (co-manager), Jody Simes (co-manager), and Vincent Rivers (co-manager) have co-managed Pyramis' portion of the fund's assets since September 2010.

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Chad Colman (co-manager) has co-managed Pyramis' portion of the fund's assets since October 2011.

The following information replaces similar information found in the "Fund Management" section on page 19.

Alger Management, at 360 Park Avenue South, New York, New York 10010, has been retained to serve as a sub-adviser for the fund. As of October 31, 2011, Alger Management had approximately $15.5 billion in discretionary assets under management. Alger Management may provide investment advisory services for the fund.

Neuberger Berman, at 605 Third Avenue, New York, NY 10158, serves as a sub-adviser for the fund. As of March 31, 2011, Neuberger Berman and its affiliates managed approximately $199 billion in assets. Neuberger Berman may provide investment advisory services for the fund.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of June 30, 2011, Pyramis had approximately $44.8 billion in discretionary assets under management. Pyramis may provide investment advisory services for the fund.

The following information supplements information found in the "Fund Management" section beginning on page 20.

Neuberger Berman

Benjamin H. Nahum is portfolio manager of Neuberger Berman's portion of the fund's assets, which he has managed since October 2011. Mr. Nahum, Managing Director, joined Neuberger Berman in 2008 when David J. Greene and Company was acquired by Neuberger Berman. Prior to the acquisition, he was an executive vice president and principal at David J. Greene and Company, LLC where he managed the Small/Mid cap strategies since inception in 1997.

The following information replaces the biographical information for Robert Bao found in the "Fund Management" section on page 21.

Chad Colman is co-manager of Pyramis' portion of the fund's assets which he has managed since October 2011. Mr. Colman is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments. In this role, he manages the global industrials sector portfolio. Prior to assuming his current role in 2011, Chad was a research analyst responsible for coverage of the US industrials sector. Prior to joining Fidelity in 2009, Chad was a senior analyst at RiverSource Investments (formerly American Express Financial Advisors), and was responsible for research coverage of the industrials sector and portfolio management of various long-only and long-short sector focused products. Chad was also an engineer at the Boeing Co. in Everett, WA for more than three years. He has nine years of investment industry experience. Chad earned his Master's degree in Business Administration from the Ross School of Business at the University of Michigan, and his Bachelor of Science degree from Brigham Young University.

Supplement to the

Strategic Advisers® Small-Mid Cap Fund (FSCFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

As Revised June 14, 2011

In a letter dated October 27, 2011, Evercore Asset Management, LLC (Evercore), an unaffiliated sub-adviser for the Strategic Advisers® Small-Mid Cap Fund (the Fund), notified Strategic Advisers, Inc. (Strategic Advisers), the Fund's investment adviser, of its intention to terminate Evercore's sub-advisory agreement with the Fund as a result of its decision to exit the investment management business. The termination will take effect on January 25, 2012. In anticipation thereof, Strategic Advisers has distributed the portion of the fund's assets previously managed by Evercore among the Fund's remaining sub-advisers. As a result, Evercore no longer manages a portion of the Fund's assets. Additional information about the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

Robert Bao no longer serves as a Sector Portfolio Manager of the fund. All references to Mr. Bao in the "Management Contract" section beginning on page 43 are no longer applicable.

The following information replaces similar information for Alger Management in the "Control of Investment Advisers"section on page 33.

Alger Management, a registered investment advisor, has been in the business of providing investment advisory services since 1964. Alger Management is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, each of whom owns approximately 33% of the voting rights of Alger Associates.

The following information replaces similar information found under the "Management Contract" section beginning on page 35.

Sub-Adviser - ARI. The fund and Strategic Advisers have entered into a sub-advisory agreement with ARI pursuant to which ARI may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ARI fees based on the net assets of the portion of the fund managed by ARI pursuant to separately negotiated investment mandates (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ARI under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ARI pursuant to that Strategy.

Sub-Adviser - Alger Management. The fund and Strategic Advisers have entered into a sub-advisory agreement with Alger Management pursuant to which Alger Management may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Alger Management fees based on the net assets of the portion of the fund managed by Alger Management pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Alger Management under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Alger Management pursuant to that Strategy.

Sub-Adviser - Invesco. The fund and Strategic Advisers have entered into a sub-advisory agreement with Invesco pursuant to which Invesco may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Invesco fees based on the net assets of the portion of the fund managed by Invesco pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Invesco under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Invesco pursuant to that Strategy.

Sub-Adviser - Neuberger Berman. The fund and Strategic Advisers have entered into a sub-advisory agreement with Neuberger Berman pursuant to which Neuberger Berman may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Neuberger Berman fees based on the net assets of the portion of the fund managed by Neuberger Berman pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Neuberger Berman under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Neuberger pursuant to that Strategy.

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Sub-Adviser - Pyramis. The fund and Strategic Advisers have entered into a sub-advisory agreement with Pyramis pursuant to which Pyramis may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the net assets of the portion of the fund managed by Pyramis pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Pyramis under the applicable Strategy based on the following rate schedule:

Small-Mid Cap:
0.50% of the first $200 million in assets
0.45% of the next $200 million in assets
0.40% on any amount in excess of $400 million in assets

Aggregated Assets for a particular investment strategy means the total assets managed by Pyramis pursuant to that investment strategy in any registered investment company advised by Strategic Advisers.

Sub-Adviser - Systematic. The fund and Strategic Advisers have entered into a sub-advisory agreement with Systematic pursuant to which Systematic may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Systematic fees based on the net assets of the portion of the fund managed by Systematic pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Systematic under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Systematic pursuant to that Strategy.

The following information supplements information under the heading "Portfolio Management Compensation" in the "Management Contract" section beginning on page 36.

Portfolio Manager Compensation - Neuberger Berman. Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across Neuberger Berman and, most importantly, overall investment performance. The bonus for a Portfolio Manager is determined by using a formula which may or may not contain a discretionary component. The discretionary component is determined on the basis of a variety of criteria including investment performance (including the pre-tax three-year track record in order to emphasize long-term performance), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In addition, compensation of portfolio managers at other comparable firms is considered, with an eye toward remaining competitive with the market.

The terms of our long-term retention incentives are as follows:

Employee-Owned Equity. An integral part of the Acquisition (the management buyout of Neuberger Berman in 2009) was implementing an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.

The senior Portfolio Managers on the mutual fund teams are key shareholders in the equity ownership structure. On a yearly basis over the next five years, the equity ownership allocations will be re-evaluated and re-allocated based on performance and other key metrics. A set percentage of employee equity and preferred stock is subject to vesting.

Contingent Compensation Plan. We have also established the Neuberger Berman Group Contingent Compensation Plan pursuant to which a certain percentage of an employees' compensation is deemed contingent and vests over a three-year period. Under the plan, most participating employees who are members of mutual fund investment teams will receive a cash return on their contingent compensation with a portion of such return being determined based on the team's investment performance, as well as the performance of a portfolio of other investment funds managed by Neuberger Berman Group investment professionals.

Restrictive Covenants. Portfolio Managers who have received equity interests have agreed to certain restrictive covenants, which impose obligations and restrictions with respect to confidential information and employee and client solicitation.

Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions (e.g., a "finder's fee" or "referral fee" paid to a third party). The percentage of revenue a Portfolio Manager receives will vary based on certain revenue thresholds.

The following table provides information relating to the other accounts managed by Mr. Nahum as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	150
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 246	$ 4	$ 668
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Small-Mid Cap Fund ($31 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Nahum was none.

The following information replaces information for Robert Bao found under the heading "Portfolio Management Compensation - Pyramis" in the "Management Contract" section beginning on page 43.

Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Chandler Willett and Vince Rivers are Sector Portfolio Managers that assist the Lead Portfolio Manager in managing the strategy and receive compensation for their services. As of October 31, 2011, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Colman as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	3	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	1
Assets Managed (in millions)	none	$ 228	$ 15
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 60	$ 7

* Includes Strategic Advisers Small-Mid Cap Fund ($62 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Colman was none.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
December 19, 2011
Prospectus

The following information replaces similar information under the heading "Selling Shares" in the "Shareholder Information" section on page 18.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable.

Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The following information supplements similar information under the heading "Selling Shares" in the "Shareholder Information" section beginning on page 18.

If you sell your shares after holding them less than 90 days, a 1.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

The fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions due to Fidelity fund small balance maintenance fees;
  Redemptions related to death or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.
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The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.